Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.5%
	Aerospace/Defense—1.6%
$ 24,575,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 24,427,766
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	14,170,261
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	39,537,015
6,175,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.625%, 1/15/2029	5,780,634
14,275,000	TransDigm, Inc., Sr. Sub., Note, Series WI, 4.875%, 5/1/2029	13,357,827
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,454,624
5,550,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	5,569,591
	TOTAL	120,297,718
	Airlines—0.2%
10,293,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	10,189,587
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,088,960
	TOTAL	12,278,547
	Automotive—6.2%
4,100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	4,195,026
36,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	36,066,126
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,937,046
1,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	1,395,080
6,875,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	6,859,016
2,950,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	2,857,684
36,600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	33,268,247
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,508,256
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	29,377,717
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	21,064,946
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,495,082
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,143,351
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,213,232
26,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	26,221,504
23,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,525,669
12,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	12,681,060
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	29,446,291
17,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	16,872,030
21,000,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	20,895,248
7,850,000	JB Poindexter & Co. Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	8,046,250
80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	80,205,488
36,525,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	31,718,675
27,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	27,005,082
6,750,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	6,958,393
5,900,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	6,229,037
	TOTAL	476,185,536
	Banking—0.2%
12,675,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	12,715,558
	Building Materials—4.0%
3,275,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,921,467
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,241,308
4,300,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	4,367,355
10,275,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,543,241
8,100,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	7,213,536
38,125,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	34,016,269
35,925,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	31,604,121

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 24,675,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	$ 22,882,978
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	13,982,859
4,575,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	4,168,443
36,475,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	34,137,500
25,675,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	24,320,644
15,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	12,811,156
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	14,304,205
7,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	7,611,115
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	27,613,337
25,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	25,275,099
15,375,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	15,371,694
	TOTAL	302,386,327
	Cable Satellite—7.6%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	434,300
14,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	11,959,797
40,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	34,419,438
8,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,982,597
31,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	27,437,789
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,832,661
31,800,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	28,280,450
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,344,754
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,793,765
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,038,404
7,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	7,072,289
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,045,000
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,623,161
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	17,648,154
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	18,628,569
22,775,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	11,657,627
21,175,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	19,045,737
38,425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	20,379,083
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,383,216
23,475,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,654,248
11,125,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	10,584,667
8,100,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	5,464,260
14,700,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	6,479,098
21,050,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	12,419,500
24,525,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	9,418,553
7,900,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	8,251,478
16,350,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	15,404,450
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,651,880
15,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	12,619,907
9,825,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	8,929,385
21,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	18,982,965
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,463,290
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,372,142
42,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	40,732,640
40,275,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	35,377,472
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	13,429,040
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,617,820
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,481,288
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,840,800
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	15,538,193
14,525,000	VZ Secured Financing BV, Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	12,706,699

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 7,925,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	$ 6,692,064
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,401,699
35,200,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	34,566,349
	TOTAL	581,086,678
	Chemicals—2.5%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,210,098
6,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	5,902,754
5,275,000	Axalta Coating Systems Dutch Holding B BV, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,501,034
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,450,147
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	9,468,728
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	18,522,274
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	11,015,976
35,125,000	Herens Holdco Sarl, Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	29,626,636
9,125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	8,927,817
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	15,968,480
18,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	19,807,497
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	18,690,718
11,000,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,597,540
2,325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,155,469
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,868,923
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,300,765
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,129,846
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,378,114
	TOTAL	190,522,816
	Construction Machinery—0.7%
28,000,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	25,447,310
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,198,289
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,763,472
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,353,516
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,696,640
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	837,169
3,200,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,889,696
	TOTAL	55,186,092
	Consumer Cyclical Services—2.7%
15,775,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	15,558,471
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	17,291,872
55,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	54,253,357
24,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	24,011,741
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,321,276
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,404,744
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	24,900,131
50,251,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	50,596,255
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,745,407
	TOTAL	205,083,254
	Consumer Products—1.6%
2,925,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	3,044,779
53,250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	50,921,910
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,075,156
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,650,784
25,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	23,465,529
18,300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	17,045,718
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,132,083
4,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	4,079,915
	TOTAL	125,415,874

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—1.5%
$ 34,775,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	$ 35,168,653
55,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	55,784,626
6,650,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	6,690,498
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,605,551
	TOTAL	116,249,328
	Finance Companies—2.5%
19,750,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	20,530,915
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	12,933,797
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,685,909
11,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,712,724
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	12,181,420
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,434,291
17,400,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	15,482,122
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	16,163,223
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	15,751,074
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,603,079
35,400,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	34,991,912
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	18,529,099
12,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	12,056,229
	TOTAL	193,055,794
	Food & Beverage—1.4%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,112,417
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,136,406
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	19,928,178
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,615,833
3,700,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	3,611,807
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	11,924,270
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,529,173
12,792,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	12,743,269
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,311,734
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,347,334
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,453,984
	TOTAL	107,714,405
	Gaming—4.8%
23,325,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	21,131,316
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,388,800
5,575,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	5,126,458
5,750,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	5,912,575
12,075,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	12,216,412
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	8,508,643
5,525,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	5,472,378
425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	420,169
13,875,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	14,050,172
19,875,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	19,925,661
20,800,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	20,884,032
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,873,552
6,775,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	7,054,008
9,475,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	9,504,306
11,850,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	10,942,366
43,225,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	40,633,229
19,850,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	20,706,031
16,400,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	14,034,050
6,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	5,967,520
8,125,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	7,804,357

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 20,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	$ 19,190,280
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,388,085
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	31,608,233
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,863,464
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,611,402
3,875,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	3,529,389
9,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	9,441,533
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,822,116
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,287,982
1,900,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,799,442
1,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	1,498,625
	TOTAL	370,596,586
	Health Care—4.7%
13,625,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	12,223,941
11,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	10,607,640
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	30,828,773
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	7,776,744
32,875,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	22,381,136
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	8,718,538
3,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,052,519
3,827,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,775,241
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,015,507
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	4,218,571
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,440,158
2,400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	2,569,836
7,850,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	7,844,619
8,575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	8,658,919
8,350,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,174,186
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,266,085
1,425,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,455,381
4,750,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,428,140
7,325,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,798,352
16,725,000	Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	15,157,508
73,300,000	Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	68,410,825
3,050,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	2,710,703
2,775,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,210,523
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,466,646
1,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,471,872
5,250,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	4,878,235
17,575,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	17,433,465
18,900,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	18,368,186
13,775,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	13,746,454
4,375,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	4,480,383
27,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	27,471,896
4,625,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,390,454
	TOTAL	358,431,436
	Health Insurance—0.5%
23,175,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	22,295,993
19,025,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	18,226,006
	TOTAL	40,521,999
	Independent Energy—3.9%
7,225,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,895,744
2,475,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,550,173
6,075,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,727,178

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 9,350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	$ 9,351,679
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,571,980
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,767,867
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,885,112
6,450,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	6,798,919
4,150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,154,104
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	36,385
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	194,851
2,250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,239,851
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,590,394
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,201,568
4,775,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	5,096,093
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,459,150
14,050,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	14,794,116
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,218,420
23,750,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	21,830,264
3,725,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,682,069
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,567,969
7,625,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	7,595,224
11,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	11,610,973
1,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,384,000
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,640,271
6,225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	7,301,932
8,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	8,437,114
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,790,661
17,525,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	17,433,635
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,901,227
5,900,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,121,516
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,119,675
12,200,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	11,368,571
6,375,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	6,542,344
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,068,809
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,453,449
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,557,359
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,170,091
5,950,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,515,774
7,675,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,423,567
2,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,625,889
		TOTAL	300,675,967
		Industrial - Other—1.4%
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,713,715
51,375,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	45,696,257
26,725,000		Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	26,342,322
10,075,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	9,999,305
21,675,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,924,687
		TOTAL	105,676,286
		Insurance - P&C—6.6%
13,600,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	13,754,428
30,950,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	28,914,807
37,304,567		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	37,718,433
23,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	22,071,970
31,650,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,657,229
62,850,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	59,650,990
18,700,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,751,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$ 36,125,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	$ 37,187,148
25,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	23,731,306
52,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	54,105,258
18,875,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	19,597,441
19,800,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	20,880,981
8,425,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	8,855,378
78,725,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	79,231,989
11,675,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	10,832,035
33,625,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	34,129,375
		TOTAL	501,070,174
		Leisure—1.1%
3,825,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	3,980,459
8,550,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	8,980,766
13,025,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	12,708,427
4,725,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	4,774,871
7,900,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,560,406
32,125,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	29,946,283
5,775,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,749,763
11,650,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	11,890,514
		TOTAL	85,591,489
		Lodging—0.7%
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,611,264
9,275,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,518,995
5,050,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,043,634
13,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,023,972
3,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,110,766
4,325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	4,461,021
750,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	722,164
4,325,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,258,834
7,750,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,676,873
3,450,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	3,223,847
		TOTAL	51,651,370
		Media Entertainment—5.7%
30,875,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,389,375
14,100,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	625,688
5,493,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	3,530,593
16,475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	12,909,521
7,200,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,046,028
6,200,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	4,857,813
19,750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	19,372,479
5,302,564		iHeartCommunications, Inc., 6.375%, 5/1/2026	4,560,754
6,825,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	5,107,352
5,800,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,507,422
50,354,646		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	31,256,171
2,000,000		Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,831,700
8,850,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,571,402
3,100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,728,837
2,100,000		Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,796,991
21,175,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	19,068,723
12,600,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	11,870,271
8,175,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	7,915,235
60,400,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	55,326,702
11,050,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	10,133,328
29,250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	28,508,653

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	$ 3,354,640
2,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,186,564
3,950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,500,253
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,299,674
16,600,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	14,596,048
5,375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	4,089,461
13,250,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	11,958,390
2,775,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	2,146,393
15,950,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	15,012,400
12,925,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	9,973,059
2,500,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	2,334,875
24,125,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	22,299,341
34,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	27,306,771
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	12,828,894
11,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	10,893,120
15,200,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	15,477,096
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	21,343,533
6,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,794,354
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,115,012
	TOTAL	435,424,916
	Metals & Mining—0.6%
19,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,444,472
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,469,998
1,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,161,516
21,350,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	19,456,157
	TOTAL	42,532,143
	Midstream—6.1%
9,525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	9,363,464
5,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	4,858,919
18,925,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	18,357,225
9,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	8,960,926
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,493,147
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	31,608,376
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,038,940
12,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	12,901,381
2,275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	1,933,045
13,950,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	13,319,470
18,200,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	17,620,681
21,975,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	19,166,259
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,174,816
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	15,847,875
21,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	21,197,245
6,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	6,842,064
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	9,416,187
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	22,648,462
2,120,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,116,983
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,320,957
1,600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,647,386
1,450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	1,556,217
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,189,284
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,491,953
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	571,809
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,853,542
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,599,539

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 16,700,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	$ 17,392,883
8,250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	8,270,914
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,545,003
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	27,214,261
3,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	3,286,973
13,625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	13,425,002
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,277,805
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	23,953,680
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,091,696
2,625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,548,835
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,026,951
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,677,310
19,975,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	17,528,708
3,050,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	2,853,412
	TOTAL	463,189,585
	Oil Field Services—2.1%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	29,144,162
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,673,041
4,675,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	4,736,761
15,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,369,480
6,900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	6,321,193
675,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	687,393
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,253,799
11,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,495,030
7,739,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	7,697,093
24,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	24,628,620
29,350,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	29,211,662
	TOTAL	160,218,234
	Packaging—4.7%
36,389,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	17,621,181
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	18,992,879
37,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	27,882,151
32,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	24,211,969
13,875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,840,406
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,250,505
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,388,331
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	11,007,137
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,309,220
13,375,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	13,525,502
17,475,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	16,889,940
76,325,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	72,607,278
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,428,107
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,026,344
26,950,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	26,972,395
8,438,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	8,410,594
9,450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	9,509,724
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,690,008
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,424,204
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,152,224
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,175,476
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,182,869
47,550,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	46,449,594
	TOTAL	357,948,038

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.4%
$ 13,825,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 12,940,729
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,056,308
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,143,345
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	916,944
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,214,924
	TOTAL	29,272,250
	Pharmaceuticals—1.5%
8,850,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	5,012,068
5,050,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	3,021,899
2,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,330,875
14,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	5,877,207
7,350,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,989,172
1,400,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	597,639
25,750,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	11,071,544
18,400,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	7,758,337
13,875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	7,645,403
37,350,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	32,157,977
18,300,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,898,555
3,400,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	3,113,787
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	20,290,142
	TOTAL	117,764,605
	Restaurant—1.5%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,755,090
76,875,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	68,773,889
8,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	8,473,061
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,925,521
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,394,768
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,638,251
5,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,669,990
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,685,596
	TOTAL	115,316,166
	Retailers—1.0%
16,225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	16,045,373
13,775,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	12,703,461
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	5,065,333
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	7,137,310
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	7,864,901
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,020,319
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	2,887,659
20,225,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	20,773,199
875,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	860,386
	TOTAL	78,357,941
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,465,400
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,553,575
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,272,228
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,171,677
8,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	8,847,268
	TOTAL	46,310,148
	Technology—11.1%
9,700,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	10,497,534
5,925,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	5,613,937
22,725,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	22,801,583
20,025,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	20,794,711

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 15,150,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	$ 9,711,361
9,975,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	10,246,869
28,475,000	Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	29,038,207
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,596,483
32,925,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	30,764,831
23,175,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	21,954,873
25,450,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	23,854,794
17,800,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	16,892,553
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,836,091
16,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	15,259,119
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	24,225,595
8,700,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	8,323,587
18,450,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	18,239,423
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	12,188,880
6,900,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	6,431,357
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,160,699
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	23,021,908
19,925,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	18,153,054
21,925,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	22,502,833
35,075,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	14,468,662
68,425,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	62,081,828
71,150,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	63,630,733
3,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	2,711,150
15,325,000	NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	16,451,694
9,225,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,704,970
19,475,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	18,238,959
14,725,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	13,562,351
9,050,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	9,395,347
17,450,000	Open Text Corp. - OLD, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	16,223,261
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,113,657
33,325,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	31,141,658
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,827,317
19,300,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	7,576,580
39,575,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	33,971,971
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,109,793
26,409,625	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	30,362,089
1,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,239,207
7,300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	7,936,991
3,100,000	Sensata Technologies BV, Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,859,330
8,700,000	Sensata Technologies BV, Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,605,026
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,867,949
39,225,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	38,542,414
8,875,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	7,878,447
13,500,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	12,181,789
20,975,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	21,237,187
7,575,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	6,607,483
14,025,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	12,504,164
	TOTAL	847,142,289
	Transportation Services—0.7%
14,725,000	Stena International SA, Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	14,725,000
15,225,000	Stena International SA, Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,246,315
21,800,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	21,686,313
	TOTAL	51,657,628

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.7%
$ 13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	$ 12,658,104
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	12,739,146
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,310,804
7,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,765,459
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,073,651
22,922,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	8,584,113
17,700,000		NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	18,248,151
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,390,636
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,430,514
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,538,019
2,082,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,787,314
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,078,082
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,282,631
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	10,974,637
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,215,179
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,785,620
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,484,815
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,571,190
27,450,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	27,066,630
7,875,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	8,186,338
		TOTAL	203,171,033
		Wireless Communications—0.4%
20,425,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	20,525,614
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,531,895
2,600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,714,964
		TOTAL	30,772,473
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,891,167,402)	7,291,470,683
		COMMON STOCKS—0.3%
		Media Entertainment—0.0%
141,935	[2]	iHeartMedia, Inc.	384,644
		Oil Field Services—0.3%
307,121	[2]	Superior Energy Services, Inc.	23,840,421
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,311,297)	24,225,065
		INVESTMENT COMPANY—3.4%
260,802,987		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3] (IDENTIFIED COST $260,919,659)	260,907,308
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $8,160,398,358)	7,576,603,056
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	64,222,063
		TOTAL NET ASSETS—100%	$7,640,825,119

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$168,580,302
Purchases at Cost	$471,412,471
Proceeds from Sales	$(379,151,163)
Change in Unrealized Appreciation/Depreciation	$(99)
Net Realized Gain/(Loss)	$65,797
Value as of 1/31/2024	$260,907,308
Shares Held as of 1/31/2024	260,802,987
Dividend Income	$2,962,094

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,291,470,683	$—	$7,291,470,683
Equity Securities:
Common Stocks
Domestic	384,644	23,840,421	—	24,225,065
Investment Company	260,907,308	—	—	260,907,308
TOTAL SECURITIES	$261,291,952	$7,315,311,104	$—	$7,576,603,056

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind